Expense Example, No Redemption - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3) - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND - Class C	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,454